Operating Leases as Lessor - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Buildings
Operating Leased Assets [Line Items]
Ending date of lease term	Oct. 31, 2017
Namtai Shenzhen
Operating Leased Assets [Line Items]
Lease agreement date	Mar. 25, 2014
Namtai Shenzhen | Buildings | Lease Original Term
Operating Leased Assets [Line Items]
Lease expiration term	3 years
Beginning date of lease term	May 01, 2014
Ending date of lease term	Apr. 30, 2017
Namtai Shenzhen | Buildings | Lease Extended Term
Operating Leased Assets [Line Items]
Lease expiration term	6 months
Ending date of lease term	Oct. 31, 2017